SUBSEQUENT EVENTS (Details Narrative) - USD ($)							3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 18, 2025	Jul. 11, 2024	Apr. 06, 2024	Apr. 05, 2024	Jan. 23, 2023	Dec. 15, 2022	Apr. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Aug. 12, 2025	Aug. 05, 2025	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024	Jan. 31, 2023
Subsequent Event [Line Items]
Principal amount				$ 201,200
Warrants exercised														225,000	225,000	225,000	1,340,000	225,000	225,000
Warrants exercise price								$ 0.125		$ 0.125				$ 0.24	$ 0.24	$ 0.24	$ 0.15	$ 0.24	$ 0.24				$ 0.23
Proceeds from warrants exercised								$ 162,000		$ 384,000
Preferred stock, par value								$ 0.001		$ 0.001	$ 0.001
Sold private placement shares						4,333,333
Conversion of shares, principal and accrued interest				880,000
Conversion price				$ 4.60
Placement Agent [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares		813,333
Former Shareholders [Member]
Subsequent Event [Line Items]
Exchange shares					66,794,143
Consultants [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares		418,333
Series A Convertible Non Voting Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Conversion shares		185.66
Preferred stock, par value		$ 0.001
Common Stock [Member]
Subsequent Event [Line Items]
Resell up shares		94,126,642
Sale of preferred stock, shares		9,283,333
Conversion shares			1,005,000				12,848,116			12,848,116	3,844,073
Exercise of warrants sold shares														225,000	225,000	225,000
Sold private placement shares						216,667
Conversion of shares, principal and accrued interest				44,000
Conversion price								$ 0.35						$ 0.24
Common Stock [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares		40,667
Common Stock [Member] | Former Shareholders [Member]
Subsequent Event [Line Items]
Exchange shares					3,339,707
Common Stock [Member] | Consultants [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares		20,917
Warrant [Member]
Subsequent Event [Line Items]
Warrants exercised																				62,500	750,000	10,166,875
Warrants exercise price																				$ 0.24	$ 0.24	$ 0.24
Sale of preferred stock, shares								1,125,000		1,125,000
Exercise of warrants sold shares		11,604,167
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercised	8,333
Warrants exercise price	$ 3.00
Proceeds from warrants exercised	$ 25,000
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount												$ 25,000	$ 15,000
Interest rate of debt												7.50%
Promissory Note One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount												$ 25,000
Interest rate of debt												7.50%
Two Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount				$ 201,200
Conversion price				$ 0.23